Subsequent events (Details) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		1 Months Ended	2 Months Ended	1 Months Ended
	Jan. 23, 2012	Jan. 21, 2011	Apr. 24, 2012	Apr. 21, 2011	Jun. 30, 2012	Jun. 30, 2011	Jul. 23, 2012 Common Unitholders	Aug. 15, 2012 Common Unitholders	Jul. 23, 2012 Class B Unitholders	Aug. 10, 2012 Class B Unitholders
Dividend declared					$ 0.465	$ 0.465	$ 0.2325		$ 0.26736
Dividend paid	$ 0.2325	$ 0.2325	$ 0.2325	$ 0.2325				$ 0.2325		$ 0.26736